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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

40 William Street, Suite 100 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.    40 William Street    Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2010

Date of reporting period:       July 31, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 97.7%	Shares	Value
Large-Cap Funds - 42.9%
Amana Trust Income	147,429	$4,141,283
American Funds AMCAP - Class A	157,158	2,561,678
American Funds Growth Fund of America - Class A	300,381	8,020,182
Fidelity Capital Appreciation	202,756	4,559,977
iShares Russell 1000 Growth Index (a)	235	11,491
iShares Russell 1000 Value Index (a)	28,800	1,657,440
iShares S&P 500 Growth Index (a)	64,900	3,673,989
iShares S&P 500 Index (a)	17,350	1,920,298
iShares S&P 500 Value Index (a)	44,300	2,356,317
Marsico 21st Century (b)	405,656	4,969,288
Vanguard 500 Index - Investor Shares	35,120	3,566,457
		37,438,400
Sector Funds - 16.0%
Biotech HOLDRs Trust (a) (b)	11,700	1,089,972
Fidelity Select Utilities Growth	70,986	3,216,388
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	4,832,828
iShares Dow Jones U.S. Transportation Average Index (a)	7,500	598,125
iShares S&P North American Natural Resources Index (a)	31,800	1,046,220
PowerShares Dynamic Biotechnology & Genome (a)	58,600	1,072,966
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,139,153
SPDR Gold Trust (a) (b) (c)	8,000	923,920
		13,919,572
International Funds - 15.5%
First Eagle Global - Class A	64,241	2,643,513
iShares MSCI EAFE Growth Index (a)	34,600	1,833,454
iShares MSCI EAFE Index (a)	40,200	2,087,184
iShares MSCI EAFE Value Index (a)	39,000	1,811,160
iShares MSCI Emerging Markets Index (a)	124,200	5,141,880
		13,517,191
Mid-Cap Funds - 14.2%
Goldman Sachs Growth Opportunities - Class A (b)	186,024	3,696,303
iShares S&P MidCap 400 Growth Index (a)	18,000	1,478,160
iShares S&P MidCap 400 Value Index (a)	73,000	5,000,500
Janus Orion - T Shares	117,876	1,184,653
SPDR S&P MidCap 400 ETF Trust (a)	7,200	993,240
		12,352,856
Small-Cap Funds - 9.1%
Buffalo Small Cap	58,330	1,330,497
iShares S&P SmallCap 600 Growth Index (a)	54,600	3,294,564
iShares S&P SmallCap 600 Value Index (a)	53,700	3,278,385
		7,903,446

Total Investment Companies (Cost $69,519,006)		$85,131,465

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.4%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.20% (d) (Cost $2,118,336)	2,118,336	$2,118,336

Total Investments at Value - 100.1% (Cost $71,637,342)		$87,249,801

Liabilities in Excess of Other Assets - (0.1%)		(95,826)

Net Assets - 100.0%		$87,153,975

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 99.8%	Shares	Value
Government/Corporate Bond Funds - 19.7%
American Century Target Maturities Trust Series 2015 - Investor Class	10,646	$1,113,990
iShares Barclays 3-7 Year Treasury Bond (a)	5,000	581,900
iShares Barclays Aggregate Bond (a)	5,100	550,494
Loomis Sayles Bond - Institutional Class	460,337	6,403,290
ProShares UltraShort 20+ Year Treasury (a) (b)	38,000	1,362,300
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	127,984	1,613,872
Vanguard Inflation-Protected Securities - Investor Shares	42,814	554,875
		12,180,721
Sector Funds - 18.1%
Biotech HOLDRs Trust (a) (b)	7,600	708,016
Consumer Staples Select Sector SPDR (a)	54,000	1,456,920
Fidelity Select Utilities Growth	56,880	2,577,241
iShares Dow Jones U.S. Energy Sector Index (a)	69,400	2,147,236
iShares S&P North American Natural Resources Index (a)	31,800	1,046,220
PowerShares Dynamic Biotechnology & Genome (a)	36,900	675,639
PowerShares Dynamic Food & Beverage (a)	78,000	1,223,040
PowerShares Dynamic Pharmaceuticals (a)	40,100	770,321
SPDR Gold Trust (a) (b) (c)	5,300	612,097
		11,216,730
Large-Cap Funds - 14.0%
American Funds AMCAP - Class A	172,395	2,810,041
iShares Russell 1000 Growth Index (a)	19,600	958,440
iShares Russell 1000 Value Index (a)	20,300	1,168,265
iShares S&P 500 Index (a)	33,400	3,696,712
		8,633,458
International Funds - 11.8%
First Eagle Global - Class A	115,885	4,768,684
iShares MSCI EAFE Index (a)	48,800	2,533,696
		7,302,380
Worldwide Bond Funds - 10.6%
Loomis Sayles Global Bond - Institutional Class	89,336	1,457,957
Templeton Global Bond - Class A	382,889	5,084,761
		6,542,718
High Quality Bond Funds - 7.0%
Calvert Social Investment - Class I	74,039	1,167,603
Dodge & Cox Income	237,959	3,174,378
		4,341,981
Mid-Cap Funds - 6.3%
iShares S&P MidCap 400 Value Index (a)	9,000	616,500
SPDR S&P MidCap 400 ETF Trust (a)	23,580	3,252,861
		3,869,361
Small-Cap Funds - 5.1%
iShares S&P SmallCap 600 Growth Index (a)	30,800	1,858,472
iShares S&P SmallCap 600 Value Index (a)	21,300	1,300,365
		3,158,837
High Yield Bond Funds - 4.2%
Loomis Sayles Institutional High Income	332,869	2,606,365

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 99.8% (Continued)	Shares	Value
Convertible Bond Funds - 3.0%
Davis Appreciation & Income - Class A	76,309	$1,888,659

Total Investment Companies (Cost $56,619,827)		$61,741,210

MONEY MARKET FUNDS - 0.3%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.20% (d) (Cost $184,691)	184,691	$184,691

Total Investments at Value - 100.1% (Cost $56,804,518)		$61,925,901

Liabilities in Excess of Other Assets - (0.1%)		(62,958)

Net Assets - 100.0%		$61,862,943

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 96.4%	Shares	Value
Large-Cap Funds - 31.2%
iShares S&P 500 Growth Index (a)	39,400	$2,230,434
iShares S&P 500 Value Index (a)	16,500	877,635
Vanguard Growth ETF (a)	8,000	418,240
		3,526,309
Sector Funds - 31.2%
Biotech HOLDRs Trust (a) (b)	3,200	298,112
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	408,408
iShares S&P North American Natural Resources Index (a)	24,900	819,210
PowerShares Dynamic Biotechnology & Genome (a)	26,500	485,215
PowerShares Dynamic Pharmaceuticals (a)	23,500	451,435
SPDR Gold Trust (a) (b) (c)	1,000	115,490
Technology Select Sector SPDR (a)	42,800	938,176
		3,516,046
International Funds - 13.7%
iShares MSCI Emerging Markets Index (a)	31,100	1,287,540
Janus Overseas - T Shares	5,665	254,355
		1,541,895
Mid-Cap Funds - 11.5%
SPDR S&P MidCap 400 ETF Trust (a)	9,402	1,297,006

Small-Cap Funds - 8.8%
iShares S&P SmallCap 600 Growth Index (a)	12,000	724,080
iShares S&P SmallCap 600 Value Index (a)	4,400	268,620
		992,700

Total Investment Companies (Cost $9,632,462)		$10,873,956

MONEY MARKET FUNDS - 3.7%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.20% (d) (Cost $415,417)	415,417	$415,417

Total Investments at Value - 100.1% (Cost $10,047,879)		$11,289,373

Liabilities in Excess of Other Assets - (0.1%)		(9,989)

Net Assets - 100.0%		$11,279,384

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 98.4%	Shares	Value
Diversified Funds - 26.2%
Columbia Acorn International Select - Class A	57,784	$1,368,911
Harding, Loevner International Equity - Institutional Class	117,463	1,534,064
iShares MSCI EAFE Growth Index (a)	45,500	2,411,045
iShares MSCI EAFE Index (a)	67,800	3,520,176
iShares MSCI EAFE Value Index (a)	51,000	2,368,440
iShares S&P Global Energy Sector Index (a)	92,400	2,970,660
iShares S&P Global Infrastructure Index (a)	26,200	850,190
iShares S&P Global Materials Index (a)	26,700	1,554,741
Janus Overseas - T Shares	78,107	3,506,983
Templeton Institutional Funds - Foreign Smaller Companies Series	98,290	1,493,024
		21,578,234
Americas Funds - 23.9%
Fidelity Canada	121,858	6,039,286
iShares MSCI Canada Index (a)	126,000	3,359,160
iShares MSCI Mexico Investable Market Index (a)	59,800	3,043,222
iShares S&P Latin America 40 Index (a)	154,600	7,190,446
		19,632,114
Europe Funds - 22.8%
Franklin Mutual European - Class A	110,436	2,237,443
iShares MSCI France Index (a)	10,000	224,000
iShares MSCI Germany Index (a)	227,200	4,712,128
iShares MSCI Spain Index (a)	24,500	967,015
iShares MSCI Sweden Index (a)	58,000	1,512,640
iShares MSCI Switzerland Index (a)	147,300	3,125,706
iShares MSCI United Kingdom Index (a)	244,146	3,757,407
Vanguard European Stock ETF (a)	48,600	2,230,254
		18,766,593
Asia/Pacific Funds - 19.2%
Fidelity Japan	171,171	1,742,524
iShares FTSE/Xinhua China 25 Index (a)	111,300	4,596,690
iShares MSCI Australia Index (a)	138,100	2,980,198
iShares MSCI Japan Index (a)	143,800	1,384,794
iShares MSCI Pacific ex-Japan Index (a)	64,800	2,593,944
Matthews Pacific Tiger - Class I	120,222	2,469,353
		15,767,503
Emerging Market Funds - 6.3%
iShares MSCI Emerging Markets Index (a)	64,000	2,649,600
Vanguard Emerging Markets Stock Index (a)	61,000	2,554,070
		5,203,670

Total Investment Companies (Cost $64,045,075)		$80,948,114

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.7%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.20% (b) (Cost $1,352,967)	1,352,967	$1,352,967

Total Investments at Value - 100.1% (Cost $65,398,042)		$82,301,081

Liabilities in Excess of Other Assets - (0.1%)		(67,553)

Net Assets - 100.0%		$82,233,528

(a)	Exchange-traded fund.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2010 (Unaudited)

INVESTMENT COMPANIES - 96.2%	Shares	Value
Asset Allocation Funds - 16.2%
Berwyn Income	252,161	$3,305,828
FPA Crescent - Class I	247,713	6,106,114
Greenspring	152,899	3,554,909
Leuthold Core Investment	310,414	4,789,693
Oakmark Equity & Income - Class I	150,713	3,811,538
		21,568,082
Global Macro Funds - 15.5%
BlackRock Global Allocation - Class A	280,637	4,984,114
First Eagle Global - Class A	172,317	7,090,838
Ivy Asset Strategy - Class A	162,700	3,540,352
Mutual Global Discovery - Class Z	128,169	3,531,046
ProShares UltraShort Euro (a) (b)	72,000	1,576,800
		20,723,150
Arbitrage Funds - 15.4%
Arbitrage - Class R	526,133	6,697,671
Calamos Market Neutral Income - Class A	571,847	6,570,521
Gabelli ABC (b)	141,971	1,388,476
Merger	376,277	5,937,644
		20,594,312
Long/Short Equity Funds - 14.5%
CGM Focus	74,093	2,033,839
Diamond Hill Long-Short - Class I	217,167	3,361,741
Federated Prudent Bear - Class A (b)	349,990	1,830,448
Hussman Strategic Growth	230,608	3,016,349
Marketfield	248,551	3,089,492
Schwab Hedged Equity - Select Shares (b)	194,447	2,768,932
TFS Market Neutral (b)	209,123	3,247,676
		19,348,477
High Yield/Fixed Income Funds - 8.6%
Eaton Vance National Municipal - Class I	57,544	559,326
Forward Long/Short Credit Analysis - Institutional Class	341,077	2,847,996
Loomis Sayles Institutional High Income	264,292	2,069,403
Nuveen Multi-Strategy Income & Growth 2 (d)	230,000	1,904,400
PIMCO Floating Income - Class A	148,363	1,313,014
Templeton Global Bond - Class A	209,826	2,786,489
		11,480,628
Natural Resources Funds - 8.1%
Goldman Sachs Commodity Strategy - Institutional Shares	272,499	1,545,067
Permanent Portfolio	20,371	825,217
PIMCO Commodity Real Return Strategy - Class A	278,372	2,176,867
PowerShares Water Resources Portfolio (a)	134,000	2,159,933
RS Global Natural Resources - Class A (b)	38,866	1,162,866
SPDR Gold Trust (a) (b) (c)	10,500	1,212,645
Vanguard Precious Metals & Minerals - Investor Shares	82,588	1,656,720
		10,739,315
Real Estate Funds - 7.1%
Cohen & Steers International Realty - Class I	82,693	838,512
ING Clarion Global Real Estate Income (d)	95,000	664,050
ING Global Real Estate - Class I	161,541	2,355,268
Invesco Real Estate - Class A	146,999	2,906,178

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.2% (Continued)	Shares	Value
Real Estate Funds - 7.1% (Continued)
Third Avenue Real Estate Value	131,356	$2,758,483
		9,522,491
Deep Value/Distressed Securities Funds - 6.4%
Fairholme	128,646	4,184,851
Royce Value Trust, Inc. (b) (d)	148,000	1,669,440
Third Avenue Value	59,275	2,654,334
		8,508,625
Option Hedged Funds - 4.4%
Gateway - Class A	163,103	4,061,264
NFJ Dividend, Interest & Premium Strategy (d)	120,000	1,768,800
		5,830,064

Total Investment Companies (Cost $122,785,751)		$128,315,144

STRUCTURED NOTES - 2.4%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 05/05/2011	$1,250,000	$1,726,500
JPMorgan Chase & Co. Note Linked to Market Vectors Gold Miners ETF, due 07/29/2011	1,400,000	1,511,440

Total Structured Notes (Cost $2,650,000)		$3,237,940

MONEY MARKET FUNDS - 1.5%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.20% (e) (Cost $2,023,870)	2,023,870	$2,023,870

Total Investments at Value - 100.1% (Cost $127,459,621)		$133,576,954

Liabilities in Excess of Other Assets - (0.1%)		(139,489)

Net Assets - 100.0%		$133,437,465

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2010.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2010 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Short-term investments may be valued at amortized cost which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value absent unusual circumstances and are classified as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of July 31, 2010 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio
Investment Companies	$85,131,465	$-	$-	$85,131,465
Money Market Funds	-	2,118,336	-	2,118,336
Total	$85,131,465	$2,118,336	$-	$87,249,801

New Century Balanced Portfolio
Investment Companies	$61,741,210	$-	$-	$61,741,210
Money Market Funds	-	184,691	-	184,691
Total	$61,741,210	$184,691	$-	$61,925,901

New Century Opportunistic Portfolio
Investment Companies	$10,873,956	$-	$-	$10,873,956
Money Market Funds	-	415,417	-	415,417
Total	$10,873,956	$415,417	$-	$11,289,373

New Century International Portfolio
Investment Companies	$80,948,114	$-	$-	$80,948,114
Money Market Funds	-	1,352,967	-	1,352,967
Total	$80,948,114	$1,352,967	$-	$82,301,081

New Century Alternative Strategies Portfolio
Investment Companies	$128,315,144	$-	$-	$128,315,144
Structured Notes	-	3,237,940	-	3,237,940
Money Market Funds	-	2,023,870	-	2,023,870
Total	$128,315,144	$5,261,810	$-	$133,576,954

During the quarter ended July 31, 2010, the Portfolios did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended July 31, 2010.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2010:

					New
	New	New	New	New	Century
	Century	Century	Century	Century	Alternative
	Capital	Balanced	Opportunistic	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$71,644,157	$56,946,644	$10,064,322	$65,398,042	$128,180,997

Gross unrealized appreciation	$17,530,599	$7,339,744	$1,615,382	$20,556,775	$13,086,595

Gross unrealized depreciation	(1,924,955)	$(2,360,487)	(390,331)	$(3,653,736)	$(7,690,638)

Net unrealized appreciation	$15,605,644	$4,979,257	$1,225,051	$16,903,039	$5,395,957

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Wayne M. Grzecki
Wayne M. Grzecki, President
Date	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne M. Grzecki
Wayne M. Grzecki, President
Date	September 2, 2010

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, Treasurer
Date	September 2, 2010

* Print the name and title of each signing officer under his or her signature.